UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund:  BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, Limited Obligation School, RB, Series A, 5.00%, 1/01/24	$4,550	$4,526,840
Alaska — 0.5%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,208,779
Arizona — 3.6%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	1,900	1,592,333
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 4/01/23	2,215	2,194,268
Salt Verde Financial Corp., RB:
5.00%, 12/01/32	2,000	1,944,300
Senior, 5.00%, 12/01/37	2,360	2,257,411
Show Low Improvement District, Special Assessment Bonds, District No. 5, 6.38%, 1/01/15	85	85,858
		8,074,170
California — 12.8%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,683,765
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	825	787,256
Sutter Health, Series B, 6.00%, 8/15/42	2,200	2,469,324
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	875	876,321
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (a)	710	610,756
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,790	1,489,423
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	865	790,212
Municipal Bonds	Par (000)	Value
California (concluded)
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	$820	$954,087
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	1,510	1,502,420
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	325	300,303
5.00%, 5/15/47	250	229,335
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	555	586,585
Montebello Unified School District, GO, CAB, (NPFGC) (b):
4.38%, 8/01/22	2,405	1,627,824
4.74%, 8/01/23	2,455	1,536,364
San Diego Community College District, GO, Election of 2006, Series 2013, 5.00%, 8/01/43	750	778,710
San Diego Unified School District, GO, CAB, Series A, Election of 2008, 5.23%, 7/01/29 (b)	3,475	1,527,819
State of California, GO, Various Purpose, 6.50%, 4/01/33	8,370	9,795,411
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement Revenue, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	745	715,595
		28,261,510
Colorado — 2.5%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,455	1,376,896
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,230	1,156,163
Colorado State Board of Governors, Refunding RB, Series A, 5.00%, 3/01/43	820	839,180
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	710	745,088

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
University of Colorado, RB, Series A, 5.38%, 6/01/38	$1,250	$1,366,987

		5,484,314
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	955	962,612
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, 5.00%, 7/01/35	2,515	2,608,608

		3,571,220
Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	790	815,019
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	2,430	2,327,770

		3,142,789
District of Columbia — 3.2%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	1,520	1,496,622
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 5.95%, 10/01/35 (b)	13,485	3,677,899
First Senior Lien, Series A, 5.00%, 10/01/39	505	511,111
First Senior Lien, Series A, 5.25%, 10/01/44	1,470	1,500,914

		7,186,546
Florida — 8.5%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A, 5.25%, 10/01/34	750	799,665
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	2,375	2,478,716
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,679,159
Municipal Bonds	Par (000)	Value
Florida (concluded)
Hillsborough County IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	$1,900	$1,899,886
Miami-Dade County Florida, RB, CAB, Series A (NPFGC), 5.80%, 10/01/37 (b)	2,340	587,668
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,570	1,823,759
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	2,300	2,312,719
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	640	400,544
Preserve at Wilderness Lake Community Development District, Special Assessment Bonds, Series A, 5.90%, 5/01/14 (c)	1,390	1,459,708
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	960	962,016
Series B, 5.00%, 7/01/42	1,755	1,756,176
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,740	1,590,343

		18,750,359
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	594,343
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, Series A, 5.00%, 7/01/39	2,410	2,470,105

		3,064,448
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	945	1,003,410
Illinois — 11.6%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	1,460	1,506,136
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	730	743,753

2	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.75%, 1/01/39	$2,000	$2,080,600
Series C, 6.50%, 1/01/41	4,055	4,773,830
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,160	3,077,050
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	570	593,974
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	900	921,195
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	675	675,405
Ascension Health, Series A, 5.00%, 11/15/42	1,230	1,209,471
Central Dupage Health, Series B, 5.50%, 11/01/39	1,115	1,159,243
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	1,610	1,629,223
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 6.19%, 6/15/47 (b)	13,220	1,676,693
Series B (AGM), 5.00%, 6/15/50	1,740	1,696,987
Series B-2, 5.00%, 6/15/50	2,190	2,166,042
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	315	350,167
6.00%, 6/01/28	800	872,912
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	440	459,958

		25,592,639
Indiana — 3.7%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	790	710,668
4.00%, 2/01/38	1,265	1,118,450
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	1,090	1,117,555
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	$310	$277,379
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	1,030	909,964
Sisters of St. Francis Health, 5.25%, 11/01/39	585	595,547
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,300	1,376,700
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	775	870,635
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	275	280,393
5.00%, 1/15/40	880	888,562

		8,145,853
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	665	650,144
5.50%, 12/01/22	1,630	1,609,983
5.25%, 12/01/25	320	302,733
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	1,240	1,351,451

		3,914,311
Kansas — 0.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.75%, 11/15/38	1,520	1,673,186
Louisiana — 4.6%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	570	602,849
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,674,895
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	430	432,537

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	$2,270	$2,294,448
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	700	723,541
5.25%, 5/15/31	600	601,470
5.25%, 5/15/32	765	765,467
5.25%, 5/15/33	830	825,891
5.25%, 5/15/35	350	342,853

		10,263,951
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	210	212,671
Maine Turnpike Authority, RB, Series A, 5.00%, 7/01/42	615	633,715

		846,386
Maryland — 2.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	300	320,829
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	580	605,126
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	2,910	2,909,767
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	1,520	1,595,179

		5,430,901
Massachusetts — 3.4%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	1,260	1,308,623
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,194,789
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	$1,255	$1,258,138
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,900	2,840,811
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	980	1,018,387

		7,620,748
Michigan — 3.4%
City of Detroit Michigan, Refunding RB, Sewage Disposal System Senior Lien:
Series A, 5.00%, 7/01/32	1,090	985,938
Series A, 5.25%, 7/01/39	940	858,173
Series B, (AGM) 7.50%, 7/01/33	635	681,939
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	2,145	1,957,913
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	955	973,861
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	2,105	2,163,961

		7,621,785
Minnesota — 1.1%
City of Minneapolis Minnesota, Healthcare System, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,461,249
Mississippi — 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	675	706,833
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combination Lien, Series A, 5.00%, 10/01/44 (d)	175	179,912

4	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nebraska — 0.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	$575	$575,794
New Hampshire — 1.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,285,327
New Jersey — 5.4%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,365	1,280,165
New Jersey EDA, Refunding, Special Assessment Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,550	1,551,566
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	895	913,034
5.00%, 1/01/43	1,925	1,955,377
New Jersey Transportation Trust Fund Authority, RB:
Series A, 5.50%, 6/15/41	1,575	1,655,955
Series B, 5.25%, 6/15/36	1,705	1,770,557
Rutgers The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	350	363,384
5.00%, 5/01/43	365	376,052
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	1,215	1,129,695
4.63%, 6/01/26	1,000	861,920

		11,857,705
New York — 7.9%
Dutchess County IDA New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	790	801,202
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	1,450	1,583,951
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	1,740	1,768,954
Transportation, Series D, 5.25%, 11/15/40	840	857,262
Municipal Bonds	Par (000)	Value
New York (concluded)
New York City IDA, RB:
British Airways PLC Project, AMT, 7.63%, 12/01/32	$1,500	$1,510,770
Lycee Francais de New York Project, Series C, 6.80%, 6/01/28	535	541,297
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	1,710	1,763,745
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	850	924,035
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/42	1,235	1,255,303
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	875	967,654
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	900	998,280
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,433,471

		17,405,924
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	970	978,720
Oklahoma — 0.4%
Oklahoma County Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.13%, 4/01/42	975	832,631
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	175	182,207
Pennsylvania — 4.5%
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 6.25%, 1/01/35	1,700	1,723,052

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	$2,520	$2,732,512
National Gypsum Co., AMT, Series B, 6.13%, 11/01/27	2,500	2,338,575
Philadelphia Authority for Industrial Development, RB:
Arbor House, Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,105,320
Commercial Development, AMT, 7.75%, 12/01/17	725	725,515
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	1,245	1,245,361

		9,870,335
Puerto Rico — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 6.56%, 8/01/35 (b)	4,000	966,840
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (b):
First Sub-Series C, 6.69%, 8/01/38	2,975	574,145
Series C, 6.54%, 8/01/39	9,665	1,813,638

		3,354,623
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	2,285	2,352,956
Tennessee — 0.9%
Hardeman County Correctional Facilities Corp., RB, 7.75%, 8/01/17	1,940	1,917,515
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	150	152,637

		2,070,152
Texas — 11.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	1,480	1,586,767
Senior Lien, Series A, 5.00%, 1/01/33	70	68,382
Subordinate Lien, 5.00%, 1/01/33	250	234,053
Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB (concluded):
Refunding RB, Subordinate Lien, 5.00%, 1/01/42	$220	$200,165
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,050	1,095,517
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,163,604
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,730	1,778,751
Dallas/Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/35	1,255	1,201,299
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	295	254,933
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	1,910	2,480,593
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	450	476,613
Matagorda County Navigation District No 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	750	670,800
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 5.98%, 9/01/37 (b)	1,400	338,870
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,476,722
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply:
5.50%, 8/01/24	1,100	1,208,141
5.50%, 8/01/25	1,120	1,214,606
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, Series A, 5.00%, 8/15/43	250	243,920
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/29	1,320	1,283,964

6	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$2,000	$2,271,380
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,904,697
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,045	2,148,109

		26,301,886
Utah — 0.8%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	1,405	1,438,579
University of Utah, RB, General, Series A, 5.00%, 8/01/43	435	450,234

		1,888,813
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	460	466,629
Virginia — 2.2%
Fairfax County EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,000	996,170
Hanover County EDA, Refunding RB, Residential Care Facility, Covenant Woods, Series A:
5.00%, 7/01/42	625	537,369
5.00%, 7/01/47	970	816,168
Virginia Small Business Financing Authority, RB, Senior Lien AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	2,030	2,045,204
Elizabeth River Crossings Project, 5.25%, 1/01/32	550	517,792

		4,912,703
Municipal Bonds	Par (000)	Value
Washington — 0.8%
Seattle Housing Authority Washington, RB, Replacement Housing Projects, 6.13%, 12/01/32	$1,200	$1,175,280
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	705	692,211

		1,867,491
Wisconsin — 4.4%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	4,980	5,665,696
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	1,710	1,737,531
WPPI Energy Wisconsin, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	260	271,567
5.00%, 7/01/30	330	342,533
5.00%, 7/01/31	720	743,861
5.00%, 7/01/37	870	874,020

		9,635,208
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	210	211,676
Total Municipal Bonds — 116.0%		256,782,919

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	1,690	1,735,641
California — 9.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,436,614
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	1,845	1,970,718

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	$4,120	$4,181,254
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,620	1,686,858
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	748	827,553
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	6,716,028
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	3,494	3,745,103

		21,564,128
Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	2,580	2,568,339
Series C-7, 5.00%, 9/01/36	1,650	1,640,991
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,490	1,605,705

		5,815,035
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,179	3,268,214
Series X-3, 4.85%, 7/01/37	3,262	3,374,709

		6,642,923
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,939	4,058,736
Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,304,738
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Illinois — 0.9%
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien, 5.00%, 11/01/42	$2,085	$2,053,329
Massachusetts — 3.9%
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/41	3,150	3,261,227
Series A (AGM), 5.00%, 8/15/15 (c)	644	678,092
Series A (AGM), 5.00%, 8/15/15	4,350	4,583,882

		8,523,201
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	1,409	1,513,452
New York — 6.8%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47 (f)	1,110	1,178,393
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	1,110	1,208,526
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	7,440	7,730,341
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	4,460	4,828,976

		14,946,236
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,123,027
Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	9,644	10,376,117

8	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Tennessee — 1.0%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	$2,250	$2,268,720
Texas — 3.3%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (f)	4,620	4,878,812
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,391,149

		7,269,961
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,519	2,519,336
Virginia — 2.7%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,749	3,942,967
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,094	2,104,983

		6,047,950
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,860	1,939,289
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (f)	$3,959	$4,044,362
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 47.4%		104,746,181
Total Long-Term Investments (Cost — $354,228,364) — 163.4%		361,529,100

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	1,153,486	1,153,486
Total Short-Term Securities (Cost — $1,153,486) — 0.5%		1,153,486
Total Investments (Cost — $355,381,850*) — 163.9%		362,682,586
Other Assets Less Liabilities — 1.4%		3,264,498
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.5%)		(60,926,504)
VMTP Shares, at Liquidation Value — (37.8%)		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$221,320,580

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$294,878,150

Gross unrealized appreciation	$15,218,014
Gross unrealized depreciation	(8,323,431)

Net unrealized appreciation	$6,894,583

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
RBC Capital Markets	$179,912	$(2,258)

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to February 15, 2031 is $10,507,954.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	1,244,129	(90,643)	1,153,486	$322

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HFA	Housing Finance Agency
	HUD	Department of Housing and Urban Development
	IDA	Industrial Development Authority
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds

10	BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$361,529,100	—	$361,529,100
Short-Term Securities	$1,153,486	—	—	1,153,486

Total	$1,153,486	$361,529,100	—	$362,682,586

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(7,204)	—	$(7,204)
TOB trust certificates	—	(60,909,854)	—	(60,909,854)
VMTP Shares	—	(83,700,000)	—	(83,700,000)

Total	—	$(144,617,058)	—	$(144,617,058)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK MUNIHOLDINGS FUND, INC.	JULY 31, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Fund, Inc.

Date: September 24, 2013